Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,170,074.44
Total Fee Amount	990.19
Total Offset Amount	0.00
Net Fee	$ 990.19
Offering Table N/A
Offset Table N/A	N/A